Note 9 - Stock Incentive Plan (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 49,575
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	146 days
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 91,546	$ 72,404